Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2015
Other Comprehensive Income (Loss)
Note 21	Other Comprehensive Income (Loss)

Comprehensive income (loss) for TSYS consists of net income, cumulative foreign currency translation adjustments, unrealized gains on available for sale securities and the recognition of an overfunded or underfunded status of a defined benefit postretirement plan recorded as a component of shareholders’ equity. The income tax effects allocated to and the cumulative balance of each component of accumulated other comprehensive income (loss) are as follows:

(in thousands)	Beginning Balance	Pretax amount	Tax effect	Net-of-tax Amount	Ending Balance
As of December 31, 2012	$(445)	2,272	419	1,853	$1,408

Foreign currency translation adjustments	$3,332	(295)	1,033	(1,328)	$2,004
Transfer from NCI	28	—	—	—	28
Gain on available for sale securities	—	2,810	1,037	1,773	1,773
Change in AOCI related to postretirement healthcare plans	(1,952)	1,926	30	1,896	(56)

As of December 31, 2013	$1,408	4,441	2,100	2,341	$3,749

Foreign currency translation adjustments	$2,004	(17,143)	(1,547)	(15,596)	$(13,592)
Transfer from NCI	28	—	—	—	28
Gain on available for sale securities	1,773	(1,058)	(390)	(668)	1,105
Change in AOCI related to postretirement healthcare plans	(56)	921	332	589	533

As of December 31, 2014	$3,749	(17,280)	(1,605)	(15,675)	$(11,926)

Foreign currency translation adjustments	$(13,592)	(22,997)	(1,548)	(21,449)	$(35,041)
Transfer from NCI	28	—	—	—	28
Gain on available for sale securities	1,105	2,177	779	1,398	2,503
Change in AOCI related to postretirement healthcare plans	533	(2,449)	(882)	(1,567)	(1,034)

As of December 31, 2015	$(11,926)	(23,269)	(1,651)	(21,618)	$(33,544)

Consistent with its overall strategy of pursuing international investment opportunities, TSYS adopted the permanent reinvestment exception under GAAP, with respect to future earnings of certain foreign subsidiaries. Its decision to permanently reinvest foreign earnings offshore means TSYS will no longer allocate taxes to foreign currency translation adjustments associated with these foreign subsidiaries accumulated in other comprehensive income.